Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Current, Local
Current, Foreign, representing Malaysia
Deferred, Local
Deferred, Foreign, representing Malaysia
Income tax provision